Income Tax (Expenses)/ Benefits (Tables)	12 Months Ended
Dec. 31, 2021
Income tax [abstract]
Summary of major components of income tax expense

	2019	2020	2021
	RMB’000	RMB’000	RMB’000
Current income tax	(460,720)	(37,027)	(590,668)
Deferred taxation	31,757	102,647	(53,812)

Income tax (expenses)/ benefits	(428,963)	65,620	(644,480)

Summary of reconciliation of expected income tax and actual income tax

	Year ended 31 December
	2019	2020	2021
	RMB’000	RMB’000	RMB’000
Profit before income tax	2,656,128	590,778	2,721,086

Expected PRC income tax at the statutory tax rate of 25%	(664,032)	(147,695)	(680,272)
Tax effect of share of profit of investments accounted for using the equity method	239,562	178,685	214,750
Tax effect of other non-taxable income	7,459	54,379	10,782
Tax effect of additional deductions for R&D expenses	7,500	11,863	12,168
Tax effect of non-deductible loss, expenses and costs	(42,906)	(51,543)	(185,945)
True up for final settlement of enterprise income taxes in respect of previous years	2,618	9,188	—
Tax losses for which no deferred income tax asset was recognized	(9,578)	(2,821)	(21,225)
Utilization of previously unrecognized tax losses	30,414	13,564	157
Tax effect of additional deduction for purchasing environmental protection equipment	—	—	12,446
Derecognition of previously recognized tax losses	—	—	(7,341)

Actual income tax (expenses)/ benefits	(428,963)	65,620	(644,480)

Summary of current taxation in the consolidated statement of financial position

	2020	2021
	RMB’000	RMB’000
Income tax payable balance at 1 January	226,269	19,425

Provision for current income tax for the year	37,027	590,668
Payment during the year	(243,871)	(351,627)

Income tax payable balance at 31 December	19,425	258,466

Summary of movements in deferred tax assets and liabilities

	Balance as at 1 January 2020	Deducted/ (charged) to profit or loss	Balance as at 31 December 2020
	RMB’000	RMB’000	RMB’000
Deferred tax assets:

Impairment for bad and doubtful debts and provision for inventories	38,901	18,425	57,326
Provision for impairment losses in property, plant and equipment and construction in progress	207,632	18,803	226,435
Tax losses	1,986	85,813	87,799
Others	88,663	42,323	130,986

	337,182	165,364	502,546

Deferred tax liabilities:
Gains of financial assets at fair value	(4,604)	4,604	—
Difference in depreciation	(178,800)	(104,939)	(283,739)
Capitalization of borrowing costs	(2,946)	903	(2,043)

	(186,350)	(99,432)	(285,782)

Deferred tax assets – net	150,832	101,289	252,121

Deferred tax liabilities – net	—	(35,357)	(35,357)

	Balance as at 1 January 2021	Deducted/ (Charged) to profit or loss	Deducted/ (Charged) to reserves	Balance as at 31 December 2021
	RMB’000	RMB’000	RMB’000	RMB’000
Deferred tax assets:

Impairment for bad and doubtful debts and provision for inventories	57,326	(977)	—	56,349
Provision for impairment losses in property, plant and equipment and construction in progress	226,435	131,776	—	358,211
Tax losses	87,799	(87,799)	—	—
Acc rua ls and others	130,986	(48,808)	—	82,178

	502,546	(5,808)	—	496,738

Deferred tax liabilities:

Difference in depreciation	(283,739)	(46,332)	—	(330,071)
Capitalization of borrowing costs	(2,043)	575	—	(1,468)
Derivative financial instruments	—	(2,247)	(12,153)	(14,400)

	(285,782)	(48,004)	(12,153)	(345,939)

Deferred tax assets – net	252,121	(55,825)	(12,153)	184,143

Deferred tax liabilities – net	(35,357)	2,013	—	(33,344)

Summary of tax losses carried forward and not recognised as deferred tax assets

	2020	2021
	RMB’000	RMB’000
2022	12,687	65,331
2023	10,415	66,965
2024	38,312	91,901
2025	11,285	41,475
2026	—	84,902

	72,699	350,574